Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Payments Of Professional Service Fee	¥ 4,477	¥ 1,183
Controller [Member] | Unitex Capital Ltd [Member]
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	An entity controlled by Founder